Cost of services	12 Months Ended
Dec. 31, 2023
Cost of services
Cost of services

27.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2023		2022		2021
Wages and salaries	Ps.	318,660	Ps.	281,460	Ps.	229,358
Maintenance		183,628		145,931		142,069
Security and insurance		146,018		142,147		128,299
Utilities (electric, cleaning and water)		192,065		166,280		144,727
Building lease		—		8,609		2,015
Allowance for doubtful accounts		5,767		4,711		646
Cost of hotel service		93,098		70,319		44,282
Equipment lease, fees and others		119,720		104,181		90,711
	Ps.	1,058,956	Ps.	923,638	Ps.	782,107